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Division of Investment Management

Securities and Exchange Commission

Office of Insurance Products

100 F Street, NE

Washington, DC 20549

Re: American Funds Insurance Series – Target Date Series

File No.002-86838 and No. 811-03857

Dear Sir or Madam:

On behalf of American Funds Insurance Series (the “Series”), we hereby file Post-Effective Amendment No. 104 under the Securities Act of 1933 (the “1933 Act”) and Amendment No. 104 under the Investment Company Act of 1940 to the Series' Registration Statement on Form N-1A (such amendments, collectively, the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 of the 1933 Act due to the addition of a new fund to the American Funds Insurance Series: American Funds IS 2070 Target Date Fund. We propose that the Registration Statement for the new fund becomes effective on May 1, 2024, and undertake to file a subsequent Post-Effective Amendment pursuant to paragraph (b) of Rule 485 prior to May 1, 2024 in order to update certain data and exhibits for the new fund.

If you have any questions about the enclosed, please telephone Josh Diggs at (213) 615-0047 or me at (213) 452-2173.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor